Segment Reporting - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 77,401	$ 134,711
Licensing [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	20,811	100,645
Intelligent Systems [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	45,051	27,023
Enterprise Software [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	11,539	7,043
License [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	23,544	101,553
License [Member] | Licensing [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	19,069	98,440
License [Member] | Enterprise Software [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	4,475	3,113
Systems [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	29,252	17,641
Systems [Member] | Intelligent Systems [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	29,252	17,641
Services [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	2,629	2,086
Services [Member] | Enterprise Software [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	2,629	2,086
Recurring [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	21,976	13,431
Recurring [Member] | Licensing [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,742	2,205
Recurring [Member] | Intelligent Systems [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	15,799	9,382
Recurring [Member] | Enterprise Software [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	4,435	1,844
U.S. [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	45,609	35,701
Canada [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	4,192	4,981
Korea [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	885	74,759
Taiwan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	9,153	8,349
Chile [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	3,189	2,095
Australia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,694
United Kingdom [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue		2,002
Thailand [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,934	1,301
China [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,163	1,018
Finland [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	960
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	910	200
Rest of the World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 7,712	$ 4,305